Financial Instruments and Financial Risk Management (Tables)	3 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on a recurring basis in the consolidated statements of financial position:

			Fair value
	Level	Measurement	December 31, 2025	September 30, 2025
Other assets
Senior Note - embedded derivative	3	FVtPL	32,995	22,796
Other current assets
Currency derivative	2	FVtPL	6,497	16,851
Other financial liabilities
Currency derivative	2	FVtPL	1,508	347

Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings and Tax Receivable Liability Carried at Amortized Cost

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(EUR in thousands)	Level	Nominal value	Carrying value	Fair value
December 31, 2025
EUR Term Loan	2	375,000	375,232	383,317
USD Term Loan	2	102,358	102,310	105,801
Vendor Loan	2	217,408	223,785	231,475
Senior Notes	2	428,500	438,881	436,352

September 30, 2025
EUR Term Loan	2	375,000	375,112	387,500
USD Term Loan	2	103,731	103,677	107,246
Vendor Loan	2	217,408	221,391	230,176
Senior Notes	2	428,500	444,963	450,961

The following table presents the fair value and fair value hierarchy of the Company's Tax receivable agreement liability carried at amortized cost:

	Level	Carrying value	Fair value
December 31, 2025
Tax receivable agreement liability	3	361,344	370,820

September 30, 2025
Tax receivable agreement liability	3	356,764	370,080